UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10603

Western Asset Premier Bond Fund

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-(888) 777-0102

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET PREMIER BOND FUND

FORM N-Q

SEPTEMBER 30, 2018

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 96.2%
COMMUNICATION SERVICES - 15.2%
Diversified Telecommunication Services - 4.0%
Cogent Communications Group Inc., Senior Secured Notes	5.375%	3/1/22	570,000	$581,400	(a)
Orange SA, Senior Notes, Step Bond	9.000%	3/1/31	600,000	853,337
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	2,000,000	2,056,280
UPCB Finance IV Ltd., Senior Secured Notes	5.375%	1/15/25	400,000	400,500	(a)
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	1,180,000	1,264,513
Windstream Services LLC/Windstream Finance Corp., Senior Notes	10.500%	6/30/24	1,480,000	1,272,800	(a)

Total Diversified Telecommunication Services				6,428,830

Interactive Media & Services - 0.7%
Match Group Inc., Senior Notes	5.000%	12/15/27	1,155,000	1,155,116	(a)

Media - 7.5%
21st Century Fox America Inc., Senior Notes	8.875%	4/26/23	400,000	482,562
Altice France SA, Senior Secured Notes	7.375%	5/1/26	570,000	572,138	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	2,200,000	2,271,500	(a)
Altice Luxembourg SA, Senior Notes	7.750%	5/15/22	1,180,000	1,150,500	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	60,000	57,000	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	410,000	386,384	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	420,000	452,885
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	1,130,000	1,218,710
Comcast Corp., Senior Notes	7.050%	3/15/33	1,000,000	1,244,095
DISH DBS Corp., Senior Notes	5.875%	11/15/24	740,000	666,000
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,320,000	1,250,106
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	720,000	826,978

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
UPC Holding BV, Senior Secured Notes	5.500%	1/15/28	940,000	$894,476	(a)
Virgin Media Finance PLC, Senior Notes	6.000%	10/15/24	770,000	773,411	(a)

Total Media				12,246,745

Wireless Telecommunication Services - 3.0%
CSC Holdings LLC, Senior Notes	6.625%	10/15/25	610,000	644,312	(a)
CSC Holdings LLC, Senior Notes	10.875%	10/15/25	201,000	234,165	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	420,000	423,150
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	30,000	33,825
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	500,000	503,725	(a)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	260,000	272,350
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	280,000	329,700
Sprint Corp., Senior Notes	7.875%	9/15/23	760,000	821,750
VEON Holdings BV, Senior Notes	5.950%	2/13/23	570,000	576,544	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	1,130,000	1,115,477

Total Wireless Telecommunication Services				4,954,998

TOTAL COMMUNICATION SERVICES				24,785,689

CONSUMER DISCRETIONARY - 6.5%
Auto Components - 1.0%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	230,000	205,562	(a)
IHO Verwaltungs GmbH, Senior Secured Notes (4.750% Cash or 5.500% PIK)	4.750%	9/15/26	350,000	330,750	(a)(b)
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	550,000	573,375	(a)
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	530,000	530,590	(a)

Total Auto Components				1,640,277

Automobiles - 1.4%
Daimler Finance North America LLC, Senior Notes	8.500%	1/18/31	1,000,000	1,393,882
General Motors Co., Senior Notes	6.600%	4/1/36	140,000	149,644
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	750,000	717,757

Total Automobiles				2,261,283

Diversified Consumer Services - 0.4%
Carriage Services Inc., Senior Notes	6.625%	6/1/26	550,000	565,125	(a)

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - 2.6%
Brinker International Inc., Senior Notes	5.000%	10/1/24	1,611,000		$1,526,423	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	1,020,000		1,020,000	(a)
Marston’s Issuer PLC, Secured Notes (5.641% to 7/15/19 then 3 mo. GBP LIBOR + 2.550%)	5.641%	7/15/35	260,000	GBP	302,695	(c)(d)
Silversea Cruise Finance Ltd., Senior Secured Notes	7.250%	2/1/25	348,000		380,190	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	1,110,000		1,072,304	(a)

Total Hotels, Restaurants & Leisure					4,301,612

Household Durables - 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	140,000		137,438

Specialty Retail - 0.7%
Hertz Corp., Senior Notes	5.875%	10/15/20	640,000		640,000
Party City Holdings Inc., Senior Notes	6.625%	8/1/26	500,000		507,500	(a)

Total Specialty Retail					1,147,500

Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	550,000		537,281	(a)

TOTAL CONSUMER DISCRETIONARY					10,590,516

CONSUMER STAPLES - 2.7%
Beverages - 0.9%
Anheuser-Busch InBev Finance Inc., Senior Notes	4.700%	2/1/36	540,000		542,288
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,000,000		987,608

Total Beverages					1,529,896

Food & Staples Retailing - 1.2%
CVS Health Corp. Pass-Through Trust, Secured Trust	5.880%	1/10/28	360,730		379,951
CVS Health Corp. Pass-Through Trust, Secured Trust	6.036%	12/10/28	368,080		393,051
CVS Health Corp. Pass-Through Trust, Secured Trust	6.943%	1/10/30	368,507		411,867
CVS Health Corp. Pass-Through-Trust	5.789%	1/10/26	325,697		339,617	(a)
CVS Health Corp. Pass-Through-Trust	7.507%	1/10/32	373,841		434,940	(a)

Total Food & Staples Retailing					1,959,426

Food Products - 0.3%
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	440,000		434,227

Household Products - 0.1%
Central Garden & Pet Co., Senior Notes	6.125%	11/15/23	250,000		259,063

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Tobacco - 0.2%
Reynolds American Inc., Senior Notes	5.850%	8/15/45	260,000	$283,729

TOTAL CONSUMER STAPLES				4,466,341

ENERGY - 22.7%
Oil, Gas & Consumable Fuels - 22.7%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	570,000	700,761
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	750,000	797,000
Apache Corp., Senior Notes	4.250%	1/15/44	250,000	222,434
Berry Petroleum Co. Escrow	—	—	130,000	0	*(e)(f)(g)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	310,000	317,362	(a)
BP Capital Markets PLC, Senior Notes	3.723%	11/28/28	410,000	406,426
Burlington Resources Finance Co., Senior Notes	7.400%	12/1/31	450,000	585,621
Chesapeake Energy Corp., Senior Notes	5.375%	6/15/21	320,000	320,000
Chesapeake Energy Corp., Senior Notes	8.000%	1/15/25	230,000	237,763
Continental Resources Inc., Senior Notes	4.500%	4/15/23	500,000	509,294
Continental Resources Inc., Senior Notes	3.800%	6/1/24	270,000	265,112
Continental Resources Inc., Senior Notes	4.900%	6/1/44	500,000	495,520
Devon Energy Corp., Senior Notes	3.250%	5/15/22	500,000	491,630
Ecopetrol SA, Senior Notes	5.875%	9/18/23	45,000	48,060
Ecopetrol SA, Senior Notes	4.125%	1/16/25	2,260,000	2,197,850
Ecopetrol SA, Senior Notes	5.375%	6/26/26	750,000	775,312
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,510,000	2,491,802
Enterprise Products Operating LLC, Senior Notes	4.050%	2/15/22	880,000	893,467
EOG Resources Inc., Senior Notes	3.150%	4/1/25	2,250,000	2,182,331
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	5.625%	6/15/24	590,000	560,500
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.500%	10/1/25	210,000	204,225
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	6.250%	5/15/26	290,000	276,950
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	770,000	773,611	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	190,000	240,616
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	1,500,000	1,591,034
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	1,200,000	1,188,714	(a)
Magnum Hunter Resources Corp. Escrow	—	—	960,000	0	*(e)(f)(g)
MEG Energy Corp., Secured	6.500%	1/15/25	350,000	348,250	(a)

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	860,000	$786,900	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	150,000	137,625	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	490,000	602,700	(a)
Noble Energy Inc., Senior Notes	5.250%	11/15/43	1,000,000	989,737
Oasis Petroleum Inc., Senior Notes	6.500%	11/1/21	520,000	527,800
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	340,000	346,375
Oasis Petroleum Inc., Senior Notes	6.250%	5/1/26	500,000	509,375	(a)
Occidental Petroleum Corp., Senior Notes	3.500%	6/15/25	350,000	347,601
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	310,000	295,213
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	710,000	656,395
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	1,000,000	894,350
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	920,000	849,275
Petroleos Mexicanos, Senior Notes	6.500%	3/13/27	450,000	460,800
Range Resources Corp., Senior Notes	4.875%	5/15/25	380,000	361,475
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	350,000	418,250	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	440,000	472,873
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,850,000	1,901,543
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.125%	2/1/25	460,000	465,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	200,000	201,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	1,310,000	1,280,525	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,219,802
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,500,000	1,477,500	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	490,000	472,850	(a)
Whiting Petroleum Corp., Senior Notes	6.250%	4/1/23	100,000	103,750

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	470,000	$465,747
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	60,000	61,033
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	443,000	539,890
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	39,000	52,147
WPX Energy Inc., Senior Notes	8.250%	8/1/23	210,000	239,400
YPF SA, Senior Notes	6.950%	7/21/27	800,000	702,760	(a)

TOTAL ENERGY				36,962,086

FINANCIALS - 23.1%
Banks - 17.2%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	350,000	346,063	(d)(h)
Bank of America Corp., Senior Notes	5.000%	5/13/21	1,100,000	1,143,507
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,700,000	2,671,760
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	610,000	695,343	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	4,500,000	4,886,437
Barclays PLC, Subordinated Notes	5.200%	5/12/26	500,000	492,135
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year Swap Rate + 5.150%)	7.375%	8/19/25	510,000	536,749	(a)(d)(h)
BPCE SA, Subordinated Notes	5.150%	7/21/24	1,000,000	1,018,295	(a)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	500,000	492,351
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	800,000	791,626
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,000,000	1,182,745
Cooperatieve Rabobank UA, Subordinated Notes	4.375%	8/4/25	500,000	495,860
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year Swap Rate + 6.185%)	8.125%	12/23/25	1,080,000	1,190,685	(a)(d)(h)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,950,000	1,761,782	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	540,000	491,942	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	2,800,000	2,915,500	(d)(h)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	500,000	525,508

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,500,000	$1,476,118
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	140,000	155,003
Royal Bank of Scotland Group PLC, Junior Subordinated Notes (8.625% to 8/15/21 then USD 5 year Swap Rate + 7.598%)	8.625%	8/15/21	450,000	483,188	(d)(h)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	150,000	156,222
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	1,330,000	1,332,630
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,000,000	1,036,766	(a)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	510,000	514,922	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	300,000	311,730	(a)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	1,000,000	998,024

Total Banks				28,102,891

Capital Markets - 2.3%
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	800,000	837,927
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,750,000	1,662,471
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	1,000,000	1,205,018

Total Capital Markets				3,705,416

Consumer Finance - 0.2%
Ally Financial Inc., Senior Notes	8.000%	3/15/20	282,000	299,625

Diversified Financial Services - 2.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	230,000	234,875
Ahold Lease USA Inc. Pass-Through-Trust, 2001, A-2	8.620%	1/2/25	686,921	786,211
DAE Funding LLC, Senior Notes	5.000%	8/1/24	1,986,000	1,948,763	(a)
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	80,000	81,568
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	1,200,000	1,270,500
Travelport Corporate Finance PLC, Senior Secured Notes	6.000%	3/15/26	422,000	429,668	(a)

Total Diversified Financial Services				4,751,585

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.5%
MetLife Inc., Junior Subordinated Notes	10.750%	8/1/39	500,000	$768,750

TOTAL FINANCIALS				37,628,267

HEALTH CARE - 6.4%
Biotechnology - 0.1%
Celgene Corp., Senior Notes	4.625%	5/15/44	250,000	236,121

Health Care Providers & Services - 2.9%
Centene Corp., Senior Notes	5.625%	2/15/21	280,000	285,600
Centene Corp., Senior Notes	6.125%	2/15/24	220,000	231,550
Centene Corp., Senior Notes	4.750%	1/15/25	810,000	810,000
DaVita Inc., Senior Notes	5.750%	8/15/22	270,000	275,967
DaVita Inc., Senior Notes	5.000%	5/1/25	250,000	239,688
HCA Inc., Senior Secured Notes	5.250%	6/15/26	280,000	288,750
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,000,000	981,250
Humana Inc., Senior Notes	3.950%	3/15/27	290,000	285,548
Magellan Health Inc., Senior Notes	4.400%	9/22/24	1,000,000	967,479
RegionalCare Hospital Partners Holdings Inc., Senior Secured Notes	8.250%	5/1/23	360,000	379,800	(a)

Total Health Care Providers & Services				4,745,632

Pharmaceuticals - 3.4%
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	500,000	490,315
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	1,490,000	1,419,225	(a)
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	70,000	67,852
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	3,758,000	3,533,752

Total Pharmaceuticals				5,511,144

TOTAL HEALTH CARE				10,492,897

INDUSTRIALS - 7.7%
Aerospace & Defense - 1.1%
BBA US Holdings Inc., Senior Notes	5.375%	5/1/26	600,000	602,250	(a)
Boeing Co., Senior Notes	6.125%	2/15/33	600,000	737,118
BWX Technologies Inc., Senior Notes	5.375%	7/15/26	410,000	412,563	(a)

Total Aerospace & Defense				1,751,931

Airlines - 2.0%
Airbus SAS Pass-Through Trust	8.027%	10/1/19	174,101	177,474	(a)
America West Airlines Inc. Pass-Through-Trust	8.057%	7/2/20	868,194	926,351
Continental Airlines 1999-1 Class A Pass Through Trust, Senior Secured Notes	6.545%	2/2/19	246,733	249,672

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Continental Airlines 2000-1 Class A-1 Pass Through Trust	8.048%	11/1/20	171,689	$178,230	(f)
Continental Airlines 2001-1 Class A-1 Pass-Through Trust	6.703%	6/15/21	87,239	93,346
Delta Air Lines 2007-1 Class B Pass Through Trust, Senior Secured Notes	8.021%	8/10/22	68,728	75,505	(f)
Northwest Airlines 1999-2 Class A Pass-Through Trust	7.575%	3/1/19	28,914	29,275
United Airlines 2014-1 Class B Pass-Through Trust	4.750%	4/11/22	253,673	254,307	(f)
US Airways 2011-1 Class A Pass Through Trust	7.125%	10/22/23	1,180,783	1,308,372

Total Airlines				3,292,532

Building Products - 1.6%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	1,840,000	1,736,500	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	991,000	919,103	(a)

Total Building Products				2,655,603

Diversified Consumer Services - 0.1%
frontdoor Inc., Senior Notes	6.750%	8/15/26	70,000	72,275	(a)

Machinery - 1.2%
Allison Transmission Inc., Senior Notes	4.750%	10/1/27	1,980,000	1,873,575	(a)

Professional Services - 0.6%
IHS Markit Ltd., Senior Notes	5.000%	11/1/22	1,000,000	1,034,600	(a)

Trading Companies & Distributors - 1.1%
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	670,000	639,850	(a)
Ashtead Capital Inc., Secured Notes	4.375%	8/15/27	1,280,000	1,219,200	(a)

Total Trading Companies & Distributors				1,859,050

TOTAL INDUSTRIALS				12,539,566

INFORMATION TECHNOLOGY - 2.4%
IT Services - 0.4%
DXC Technology Co., Senior Notes	7.450%	10/15/29	500,000	601,786

Semiconductors & Semiconductor Equipment - 0.4%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	750,000	697,775

Software - 0.7%
CDK Global Inc., Senior Notes	5.875%	6/15/26	620,000	640,385
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., Senior Notes	6.000%	7/15/25	520,000	536,250	(a)

Total Software				1,176,635

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Technology Hardware, Storage & Peripherals - 0.9%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	1,220,000	$1,171,326
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	260,000	243,679

Total Technology Hardware, Storage & Peripherals				1,415,005

TOTAL INFORMATION TECHNOLOGY				3,891,201

MATERIALS - 5.9%
Chemicals - 1.1%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	920,000	1,066,372	(c)
Braskem Finance Ltd., Senior Notes	5.375%	5/2/22	230,000	234,888	(a)
Valvoline Inc., Senior Notes	4.375%	8/15/25	550,000	512,187

Total Chemicals				1,813,447

Containers & Packaging - 0.9%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	512,390	514,952	(a)(b)
Pactiv LLC, Senior Notes	7.950%	12/15/25	50,000	53,750
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	950,000	960,687	(a)

Total Containers & Packaging				1,529,389

Metals & Mining - 3.5%
Alcoa Nederland Holding BV, Senior Notes	6.750%	9/30/24	300,000	318,750	(a)
Alcoa Nederland Holding BV, Senior Notes	7.000%	9/30/26	560,000	604,100	(a)
Alcoa Nederland Holding BV, Senior Notes	6.125%	5/15/28	400,000	412,000	(a)
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	210,000	210,320	(a)
ArcelorMittal, Senior Notes	7.000%	10/15/39	430,000	501,275
Freeport-McMoRan Inc., Senior Notes	6.875%	2/15/23	630,000	674,100
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	400,000	390,000
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	800,000	732,000
Teck Resources Ltd., Senior Notes	8.500%	6/1/24	470,000	515,825	(a)
Teck Resources Ltd., Senior Notes	6.250%	7/15/41	210,000	221,550
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	940,000	1,105,910

Total Metals & Mining				5,685,830

Paper & Forest Products - 0.4%
Schweitzer-Mauduit International Inc., Senior Notes	6.875%	10/1/26	600,000	613,500	(a)

TOTAL MATERIALS				9,642,166

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.1%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	6.375%	3/1/24	260,000	$273,000
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	1,560,000	1,558,050

Total Equity Real Estate Investment Trusts (REITs)				1,831,050

Real Estate Management & Development - 0.2%
WeWork Cos. Inc., Senior Notes	7.875%	5/1/25	360,000	350,687	(a)

TOTAL REAL ESTATE				2,181,737

UTILITIES - 2.3%
Electric Utilities - 1.8%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	1,770,000	2,289,753
Pampa Energia SA, Senior Notes	7.400%	7/21/23	670,000	624,782	(c)

Total Electric Utilities				2,914,535

Independent Power and Renewable Electricity Producers - 0.5%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	810,000	746,438	(a)

TOTAL UTILITIES				3,660,973

TOTAL CORPORATE BONDS & NOTES (Cost - $148,932,905)				156,841,439

SENIOR LOANS - 20.5%
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.2%
Level 3 Financing Inc., Tranche B 2024 Term Loan (1 mo. LIBOR + 2.250%)	4.432%	2/22/24	250,000	250,885	(d)(i)(j)

Media - 2.6%
Charter Communications Operating LLC, Term Loan B (1 mo. LIBOR + 2.000%)	4.250%	4/30/25	1,836,786	1,841,483	(d)(i)(j)
Lamar Media Corp., Term Loan B (1 mo. LIBOR + 1.750%)	3.938%	3/14/25	2,437,750	2,449,432	(d)(i)(j)

Total Media				4,290,915

TOTAL COMMUNICATION SERVICES				4,541,800

CONSUMER DISCRETIONARY - 8.4%
Auto Components - 0.2%
American Axle & Manufacturing Inc., Tranche B Term Loan (1 mo. LIBOR + 2.250%)	4.450-4.470%	4/6/24	303,449	303,924	(d)(i)(j)

Diversified Consumer Services - 0.4%
Weight Watchers International Inc., Initial Term Loan (1 mo. LIBOR + 4.750%)	6.860-7.090%	11/29/24	673,750	682,382	(d)(i)(j)

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 5.9%
Aramark Services Inc., US Term Loan B3 (3 mo. LIBOR + 1.750%)	4.084%	3/11/25	3,326,635	$3,337,446	(d)(i)(j)
Hilton Worldwide Finance LLC, Series B-2 Term Loan (1 mo. LIBOR + 1.750%)	3.966%	10/25/23	3,653,873	3,672,153	(d)(i)(j)(k)
Las Vegas Sands LLC, Term Loan B (1 mo. LIBOR + 1.750%)	3.992%	3/27/25	1,239,373	1,239,796	(d)(i)(j)
Wyndham Hotels & Resorts Inc., Term Loan B (1 mo. LIBOR + 1.750%)	3.992%	5/30/25	1,410,000	1,415,993	(d)(i)(j)

Total Hotels, Restaurants & Leisure				9,665,388

Specialty Retail - 1.9%
PetSmart Inc., Term Loan B-2 (1 mo. LIBOR + 3.000%)	5.120%	3/11/22	2,231,639	1,964,773	(d)(i)(j)
Sally Holdings LLC, Term Loan B1 (1 mo. LIBOR + 2.250%)	4.330%	7/5/24	1,030,300	1,025,148	(d)(f)(i)(j)(k)

Total Specialty Retail				2,989,921

TOTAL CONSUMER DISCRETIONARY				13,641,615

FINANCIALS - 0.6%
Diversified Financial Services - 0.6%
Travelport Finance (Luxembourg) SARL, Initial Term Loan (3 mo. LIBOR + 2.500%)	4.814%	3/17/25	915,072	916,444	(d)(i)(j)

HEALTH CARE - 1.1%
Health Care Providers & Services - 1.1%
DaVita Healthcare Partner, Tranche B Term Loan (1 mo. LIBOR + 2.750%)	4.992%	6/24/21	1,732,563	1,742,309	(d)(i)(j)

INDUSTRIALS - 4.0%
Air Freight & Logistics - 3.5%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3 (1 mo. LIBOR + 2.000%)	4.165%	1/15/25	4,229,356	4,247,868	(d)(i)(j)
Delos Finance SARL, 2018 Term Loan (1 mo. LIBOR + 1.750%)	4.136%	10/6/23	1,500,000	1,507,769	(d)(i)(j)

Total Air Freight & Logistics				5,755,637

Trading Companies & Distributors - 0.5%
Beacon Roofing Supply Inc., Initial Term Loan (1 mo. LIBOR + 2.250%)	4.383%	1/2/25	796,000	795,502	(d)(i)(j)

TOTAL INDUSTRIALS				6,551,139

INFORMATION TECHNOLOGY - 2.1%
Software - 0.9%
Dell International LLC, Refinancing Term Loan A2 (1 mo. LIBOR + 1.750%)	4.000%	9/7/21	1,425,240	1,427,133	(d)(i)(j)

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Technology Hardware, Storage & Peripherals - 1.2%
Western Digital Corp., New Term Loan B4 (1 mo. LIBOR + 1.750%)	3.992%	4/29/23	1,990,000		$1,996,211	(d)(i)(j)

TOTAL INFORMATION TECHNOLOGY					3,423,344

MATERIALS - 1.4%
Containers & Packaging - 1.4%
Berry Global Inc., Term Loan Q (1 mo. LIBOR + 2.000%)	4.186%	10/1/22	1,878,401		1,883,163	(d)(i)(j)
Reynolds Group Holdings Inc., Incremental US Term Loan (1 mo. LIBOR + 2.750%)	4.992%	2/5/23	496,212		499,037	(d)(i)(j)

TOTAL MATERIALS					2,382,200

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC, Second Lien Term Loan (1 mo. LIBOR + 8.000% PIK)	10.148%	2/7/23	156,924		158,101	(b)(d)(f)(i)(j)

TOTAL SENIOR LOANS (Cost - $33,512,115)					33,356,952

SOVEREIGN BONDS - 6.5%
Argentina - 0.9%
Argentina POM Politica Monetaria, Bonds (Argentina Central Bank 7 Day Repo Reference Rate)	43.077%	6/21/20	8,140,000	ARS	233,613	(d)
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	1,020,000		809,880
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	500,000		462,950	(a)

Total Argentina					1,506,443

Brazil - 0.6%
Brazil Notas do Tesouro Nacional Series F, Notes	10.000%	1/1/23	3,800,000	BRL	918,614

Colombia - 0.8%
Colombia Government International Bond, Senior Notes	4.500%	1/28/26	1,250,000		1,276,094

Indonesia - 2.0%
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	1,000,000		986,070	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	1,670,000		1,594,175	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	750,000		699,019

Total Indonesia					3,279,264

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Mexico - 0.8%
Mexican Bonos, Bonds	6.500%	6/9/22	7,990,000	MXN	$410,161
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	1,000,000		954,250

Total Mexico					1,364,411

Peru - 0.6%
Peruvian Government International Bond, Senior Notes	7.350%	7/21/25	750,000		921,382

Russia - 0.8%
Russian Federal Bond - OFZ, Bonds	7.050%	1/19/28	97,605,000	RUB	1,365,264

TOTAL SOVEREIGN BONDS (Cost - $10,990,602)					10,631,472

ASSET-BACKED SECURITIES - 4.6%
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. USD LIBOR + 0.900%)	3.116%	7/25/46	517,327		246,468	(a)(d)
Argent Securities Inc., Pass-Through Certificates Series, 2003-W3, M1 (1 mo. USD LIBOR + 1.125%)	3.341%	9/25/33	32,125		32,149	(d)
Bayview Financial Asset Trust, 2007-SR1A M1 (1 mo. LIBOR + 0.800%)	3.016%	3/25/37	613,323		592,086	(a)(d)
Bayview Financial Asset Trust, 2007-SR1A M3 (1 mo. LIBOR + 1.150%)	3.366%	3/25/37	232,640		228,323	(a)(d)
Bayview Financial Asset Trust, 2007-SR1A M4 (1 mo. LIBOR + 1.500%)	3.716%	3/25/37	63,447		63,755	(a)(d)(f)
Bear Stearns Asset Backed Securities Trust, 2006-SD3, 1PO, PO	0.000%	8/25/36	280,233		236,950
ContiMortgage Home Equity Loan Trust, 201997-4, B1F	7.330%	10/15/28	52,399		95,804	(d)
Countrywide Asset-Backed Certificates, 2004-3, 3A3 (1 mo. USD LIBOR + 0.760%)	2.976%	8/25/34	248,126		250,203	(d)
Countrywide Asset-Backed Certificates, 2007-13, 2A1 (1 mo. USD LIBOR + 0.900%)	3.116%	10/25/47	513,043		513,359	(d)
CWABS Asset Backed Notes Trust, 2007-SEA2, 1A1 (1 mo. USD LIBOR + 1.000%)	3.216%	8/25/47	10,965		10,818	(a)(d)
Financial Asset Securities Corp. AAA Trust, 2005-1A, 1A3B (1 mo. USD LIBOR + 0.410%)	2.640%	2/27/35	436,933		416,426	(a)(d)
Firstfed Corp. Manufactured Housing Contract, 201996-1, B	8.060%	10/15/22	177,679		3,586	(a)

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
GSAA Home Equity Trust, 2004-8, A3A (1 mo. USD LIBOR + 0.740%)	2.956%	9/25/34	12,873	$12,913	(d)
GSAMP Trust, 2003-SEA2, A1	4.421%	7/25/33	734,494	729,612
Indymac Manufactured Housing Contract Pass-Through Certificates Series 1997-1, 1997-1, A5	6.970%	2/25/28	61,338	62,277
Manufactured Housing Contract Pass-Through Certificates Trust, 2001-2 IA2 (Auction Rate Security)	5.631%	2/20/32	225,000	226,165	(d)
Morgan Stanley ABS Capital I Inc. Trust, 2004-HE7 (1 mo. USD LIBOR + 0.900%)	3.116%	8/25/34	1,505,578	1,526,005	(d)
Morgan Stanley ABS Capital I Inc. Trust Series, 2003-SD1, A1 (1 mo. USD LIBOR + 1.000%)	3.216%	3/25/33	9,654	9,542	(d)
Oakwood Mortgage Investors Inc., 2002-B, A3	6.060%	6/15/32	93,590	99,388	(d)
Origen Manufactured Housing Contract Trust, 2006-A A2	3.953%	10/15/37	1,043,942	983,680	(d)
Origen Manufactured Housing Contract Trust, 2007-A A2	4.538%	4/15/37	1,261,096	1,243,530	(d)

TOTAL ASSET-BACKED SECURITIES (Cost - $6,140,226)				7,583,039

COLLATERALIZED MORTGAGE OBLIGATIONS(l) - 1.8%
Banc of America Funding Trust, 2004-B 6A1	2.355%	12/20/34	199,607	161,138	(d)
Bear Stearns ALT-A Trust, 2004-3, A1 (1 mo. USD LIBOR + 0.640%)	2.856%	4/25/34	153,405	153,738	(d)
CHL Mortgage Pass-Through Trust, 2005-7, 1A1 (1 mo. USD LIBOR + 0.540%)	2.756%	3/25/35	426,607	411,778	(d)
Fannie Mae Trust, 2004-W15, 1A2	6.500%	8/25/44	111,660	122,395
HarborView Mortgage Loan Trust, 2004-10, 4A	4.199%	1/19/35	86,376	85,844	(d)
Impac CMB Trust Series, 2004-10, 2A (1 mo. USD LIBOR + 0.640%)	2.856%	3/25/35	139,506	129,727	(d)
Impac CMB Trust Series, 2005-2, 2A2 (1 mo. USD LIBOR + 0.800%)	3.016%	4/25/35	43,517	42,135	(d)
MAFI II Remic Trust 1998-B, 201998-BI, B1	6.874%	11/20/24	298,893	278,083	(d)
MERIT Securities Corp., 2011PA, 3A1 (1 mo. LIBOR + 0.620%)	2.862%	4/28/27	54,542	53,567	(a)(d)
MERIT Securities Corp., 2011PA, B3 (1 mo. LIBOR + 2.250%)	4.492%	9/28/32	564,608	502,372	(a)(d)

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(l) - (continued)
Prime Mortgage Trust, 2005-2, 2XB, IO	1.743%	10/25/32	1,497,403	$118,616	(d)
Prime Mortgage Trust, 2005-5, 1X, IO	1.061%	7/25/34	2,570,268	99,956	(d)
RAMP Series Trust, 2005-SL2, APO	0.000%	2/25/32	4,218	3,446
Regal Trust IV (11th District Cost of Funds + 1.500%)	2.434%	9/29/31	3,403	3,209	(a)(d)
Sequoia Mortgage Trust, 2003-2, A2 (6 mo. USD LIBOR + 0.680%)	3.179%	6/20/33	14,336	14,328	(d)
Sequoia Mortgage Trust, 2004-10, A1A (1 mo. USD LIBOR + 0.620%)	2.785%	11/20/34	9,458	9,407	(d)
Structured Asset Securities Corp., 1998-RF2, A	5.062%	7/15/27	126,241	123,563	(a)(d)
Structured Asset Securities Corp. Mortgage Loan Trust, 2002-9, A2 (1 mo. USD LIBOR + 0.600%)	2.816%	10/25/27	182,361	180,738	(d)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series, 2003-9A, 2A2	4.153%	3/25/33	74,853	74,892	(d)
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR6, A (1 mo. USD LIBOR + 0.420%)	2.636%	5/25/44	196,688	200,455	(d)
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR12, A2A (1 mo. USD LIBOR + 0.780%)	2.996%	10/25/44	180,944	182,758	(d)
Washington Mutual MSC Mortgage Pass-Through Certificates Series Trust, 2004-RA1, 2A	7.000%	3/25/34	8,756	9,563

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $2,343,322)				2,961,708

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.5%
U.S. Government Obligations - 1.5%
U.S. Treasury Notes	1.375%	5/31/21	500,000	480,938
U.S. Treasury Notes	2.125%	8/15/21	500,000	489,697
U.S. Treasury Notes	2.125%	11/30/23	500,000	480,156
U.S. Treasury Notes	2.125%	3/31/24	500,000	478,711
U.S. Treasury Notes	1.875%	12/15/20	450,000	440,780

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $2,386,984)				2,370,282

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE		SHARES	VALUE
PREFERRED STOCKS - 1.3%
FINANCIALS - 1.3%
Diversified Financial Services - 1.3%
Citigroup Capital XIII (3 mo. USD LIBOR + 6.370%)	8.709%		75,725	$2,033,216	(d)
Corporate Backed Trust Certificates	7.375%		33,900	3	*(e)(f)

TOTAL FINANCIALS				2,033,219

INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer Tracking Preferred Equity Certificates (8.000% PIK)	8.000%		2,233,838	22,339	(b)(e)(f)

TOTAL PREFERRED STOCKS (Cost - $2,153,801)				2,055,558

		MATURITY DATE	FACE AMOUNT†
CONVERTIBLE BONDS & NOTES - 0.9%
COMMUNICATION SERVICES - 0.9%
Interactive Media & Services - 0.1%
Twitter Inc., Senior Notes	1.000%	9/15/21	250,000	230,784

Media - 0.8%
DISH Network Corp., Senior Notes	2.375%	3/15/24	1,375,000	1,223,866

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,409,544)				1,454,650

			SHARES
COMMON STOCKS - 0.4%
ENERGY - 0.3%
Energy Equipment & Services - 0.0%
Hercules Offshore Inc. (Escrow)			16,942	4,777	*(e)(f)

Oil, Gas & Consumable Fuels - 0.3%
Berry Petroleum Corp.			11,312	193,096	*(e)
Blue Ridge Mountain Resources Inc.			52,812	264,060	*(e)(f)

Total Oil, Gas & Consumable Fuels				457,156

TOTAL ENERGY				461,933

INDUSTRIALS - 0.0%
Marine - 0.0%
Tricer HoldCo, S.C.A.			4,654	17,034	*(e)(f)

UTILITIES - 0.1%
Electric Utilities - 0.1%
Panda Temple Power LLC			10,597	255,653	*(e)(f)

TOTAL COMMON STOCKS (Cost - $2,320,509)				734,620

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $210,190,008)				217,989,720

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.1%
Western Asset Government Cash Management Portfolio LLC (Cost - $101,741)	2.100%	101,741	$101,741	(m)

TOTAL INVESTMENTS** - 133.8% (Cost - $210,291,749)			218,091,461
Liabilities in Excess of Other Assets - (33.8)%			(55,093,882)

TOTAL NET ASSETS - 100.0%			$162,997,579

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

**	The entire portfolio is subject to lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	Security has no maturity date. The date shown represents the next call date.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	All or a portion of this loan is unfunded as of September 30, 2018. The interest rate for fully unfunded term loans is to be determined.

(l)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control. At September 30, 2018, the total market value of investments in Affiliated Companies was $101,741 and the cost was $101,741 (Note 2).

See Notes to Schedule of Investments.

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2018

Abbreviations used in this schedule:

ARS	— Argentine Peso
BRL	— Brazilian Real
GBP	— British Pound
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
PIK	— Payment-In-Kind
PO	— Principal Only
RUB	— Russian Ruble

At September 30, 2018, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	7,000	USD	8,952	Barclays Bank PLC	10/18/18	$180
GBP	300,000	USD	384,252	Barclays Bank PLC	10/18/18	7,123
GBP	1,006,461	USD	1,324,752	Barclays Bank PLC	10/18/18	(11,738)
USD	1,939,983	GBP	1,462,200	Barclays Bank PLC	10/18/18	32,418

Total						$27,983

Abbreviations used in this table:

GBP	— British Pound
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified closed-end management investment company. The Fund commenced investment operations on March 28, 2002.

The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Energy	—	$36,962,086	$0	*	$36,962,086
Industrials	—	12,031,524	508,042		12,539,566
Other Corporate Bonds & Notes	—	107,339,787	—		107,339,787
Senior Loans:
Consumer Discretionary	—	12,616,467	1,025,148		13,641,615
Utilities	—	—	158,101		158,101
Other Senior Loans	—	19,557,236	—		19,557,236
Sovereign Bonds	—	10,631,472	—		10,631,472
Asset-Backed Securities	—	7,519,284	63,755		7,583,039
Collateralized Mortgage Obligations	—	2,961,708	—		2,961,708
U.S. Government & Agency Obligations	—	2,370,282	—		2,370,282
Preferred Stocks:
Financials	$2,033,216	—	3		2,033,219
Industrials	—	—	22,339		22,339
Convertible Bonds & Notes	—	1,454,650	—		1,454,650
Common Stocks:
Energy	—	193,096	268,837		461,933
Industrials	—	—	17,034		17,034
Utilities	—	—	255,653		255,653

Total Long-Term Investments	2,033,216	213,637,592	2,318,912		217,989,720

Short-Term Investments†	—	101,741	—		101,741

Total Investments	$2,033,216	$213,739,333	$2,318,912		$218,091,461

Other Financial Instruments:
Forward Foreign Currency Contracts	—	$39,721	—		$39,721

Total	$2,033,216	$213,779,054	$2,318,912		$218,131,182

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$11,738	—	$11,738

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of December 31, 2017		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Corporate Bonds & Notes:
Energy	$0	*	—	—	—	—
Industrials	627,306		$(46)	$(22)	$(10,770)	—
Senior Loans:
Consumer Discretionary	968,784		(5,251)	(21)	(390)	$69,301
Energy	84,928		(694)	(5,782)	21,463	—
Utilities	—		(3,180)	—	(33,525)	194,806
Asset-Backed Securities	—		—	—	—	—
Preferred Stocks:
Financials	3		—	—	—	—
Industrials	20,685		—	—	—	1,654
Common Stocks:
Energy	4,778		—	—	—	—
Industrials	13,543		—	—	3,491	—
Utilities	—		—	—	22,559	233,094

Total	$1,720,027		$(9,171)	$(5,825)	$2,828	$498,855

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of September 30, 2018		Net change in unrealized appreciation (depreciation) for investments in securities still held at September 30, 2018[1]
Corporate Bonds & Notes:
Energy	—	—	—	$0	*	—
Industrials	$(366,797)	$508,042	$(249,671)	508,042		—
Senior Loans:
Consumer Discretionary	(7,275)	—	—	1,025,148		$(390)
Energy	(99,915)	—	—	—		—
Utilities	—	—	—	158,101		(33,525)
Asset-Backed Securities	—	63,755	—	63,755		—
Preferred Stocks:
Financials	—	—	—	3		—
Industrials	—	—	—	22,339		—
Common Stocks:
Energy	—	264,059	—	268,837		—
Industrials	—	—	—	17,034		3,491
Utilities	—	—	—	255,653		22,559

Total	$(473,987)	$835,856	$(249,671)	$2,318,912		$(7,865)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset, the Fund’s investment adviser. Cash Management Portfolio is available as a

Notes to Schedule of Investments (unaudited) (continued)

cash management vehicle for certain proprietary investment companies affiliated with Legg Mason. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended September 30, 2018. The following transactions were effected in shares of such companies for the period ended September 30, 2018.

	Affiliate Value at December 31, 2017	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2018
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	$200,000	$42,411,330	42,411,330	$42,509,589	42,509,589	—	$4,775	—	$101,741

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Premier Bond Fund

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	November 23, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 23, 2018